SUPPLEMENT DATED MARCH 7, 2005 TO THE
       PROSPECTUS DATED MAY 1, 2004, THE SUPPLEMENT DATED OCTOBER 1, 2004
                      AND THE PROSPECTUS DATED MAY 1, 2004,
                        AS SUPPLEMENTED DECEMBER 22, 2004

             JNL(R) VARIABLE FUND LLC AND JNLNY VARIABLE FUND I LLC

Please delete the chart entitled "HYPOTHETICAL COMPARISON OF TOTAL RETURN" in its entirety and replace with the following:

                     HYPOTHETICAL COMPARISON OF TOTAL RETURN

                                          Select
                       25      DowSM 10   Small-Cap   S&P 10    Global 15    JNL 5   Nasdaq(R) 15  Value Line(R)   VIP      S&P 500
                    Strategy   Strategy   Strategy** Strategy   Strategy  Strategy**   Strategy    25 Strategy   Strategy**  Index


1985                 43.69%     30.49%      35.38%      51.65%    45.53%     41.35%         -%          -%            -%      31.58%
1986                 29.18      35.58       10.16       34.55     37.86      29.47       9.08        27.23        26.58       18.31
1987                 17.84      20.20       -1.78        4.20     40.42      16.18      19.51        15.98        17.33        5.11
1988                 36.77      26.55       26.79       20.36     23.29      26.75       8.66         7.56        15.77       16.65
1989                 22.20      27.07       24.13       45.86     15.42      26.94      45.55        43.53        34.49       31.54
1990                 -6.20      -7.77      -10.66        3.81     -0.43      -4.25      -5.78         7.12        -1.55       -3.16
1991                 41.45      35.42       52.96       18.09     37.67      37.12      89.70        65.38        51.16       30.56
1992                 15.50       9.02       13.27       22.69     22.66      16.63       5.35         6.47         3.15        7.72
1993                 17.60      28.48       19.06       33.08     50.87      29.82      32.10        12.81        21.93       10.01
1994                  2.24       3.81       -2.31        5.30     -5.69       0.67       1.75         3.67         2.76        1.30
1995                 33.55      36.57       47.09       28.41     25.47      34.22      61.51        44.58        46.98       37.50
1996                 17.10      28.49       20.41       28.74     28.12      24.57      27.74        45.45        29.16       23.11
1997                 33.87      21.91       21.39       36.03     17.53      26.15      34.92        40.79        29.84       33.29
1998                 11.01      10.70       14.60       50.41      6.61      18.67     106.04        93.85        54.12       28.70
1999                  2.52       3.67       23.41       17.43     14.18      12.24     103.33       101.92        52.50       21.07
2000                  2.60       6.11       30.09      -19.00     12.27       6.41     -19.84       -18.90         1.67       -9.18
2001                  8.88      -4.79        4.43      -17.31     -6.88      -3.13     -33.19         0.89        -8.12      -11.91
2002                 -9.65      -8.92      -10.01      -16.77     -6.78     -10.43     -26.52       -19.51       -11.96      -22.10
2003                 43.40      28.69       45.42       22.27     25.67      33.09      33.25        44.37        33.01       28.72
2004                 25.52       4.41       24.55       23.47     32.03      22.00       3.03        16.40        17.50       10.88

20 Year Annualized Return
1985 - 2004       18.37         15.82       18.12       17.76      19.57      18.30      20.18*       24.52*       20.23*      13.19




                      Russell     DJIA      FT 30     Hang Seng
                    2000 Index    Index     Index       Index


1985                   31.07%     33.57%     55.20%     51.02%
1986                    5.96      26.37      24.29      51.26
1987                   -8.25       5.48      37.49      -8.08
1988                   25.04      16.43       6.89      21.80
1989                   15.77      31.87      22.74      10.21
1990                  -19.75      -0.81      10.21      11.72
1991                   46.00      24.48      15.17      48.03
1992                   18.47       7.36      -2.01      32.40
1993                   18.98      16.89      19.27     121.82
1994                   -1.88       4.97       1.60     -29.08
1995                   28.34      36.89      17.98      27.21
1996                   16.46      29.10      20.02      37.71
1997                   22.28      24.80      16.64     -17.78
1998                   -2.53      18.20      12.58      -2.28
1999                   21.17      26.92      14.61      74.11
2000                   -2.87      -4.83     -16.66      -8.89
2001                    2.49      -5.50     -23.64     -22.62
2002                  -20.44     -14.79     -29.23     -15.65
2003                   47.29      28.32      26.44      39.28
2004                   18.33       5.31      20.63      17.03

20 Year Annualized Return
1985 - 2004             11.55      14.59      10.73      16.99

NOTE: The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the portfolios, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

(1) The 25 Strategy, the DowSM 10 Strategy, the Select Small-Cap Strategy, the S&P(R) 10 Strategy, the Global 15 Strategy, the JNL 5 Strategy, the Nasdaq(R) 15 Strategy, the Value Line(R) 25 Strategy, and the VIP Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.
(2) The total return shown does not take into consideration any sales charges, commissions, expenses or taxes. Total return assumes that all dividends are reinvested and all returns are stated in terms of the United States dollar. Although each Strategy seeks to achieve a better performance than its respective Index as a whole, there can be no assurance that a Strategy will achieve a better performance.
*These numbers reflect a 19 year Annualized Return.
**In January 2005, the market capitalization and trading volume used during the stock selection process was revised for the Select Small Cap Strategy.

(To be used with VC3656 Rev. 05/04,  VC3652 Rev. 05/04,  VC5825 05/04,  NV3174CE
Rev. 05/04, VC4224 Rev. 10/04, NV4224 Rev. 10/04, VC5526 Rev. 05/04, NV5526 Rev.
05/04,  NV5825 Rev. 5/04,  FVC4224FT 5/04,  VC5890 03/05,  VC5884 01/05,  VC5869
01/05,  VC5885 01/05,  NV5869 01/05,  NV5890 03/05,  NV5884 01/05, NV5885 01/05,
HR105 Rev. 05/04, and VC2440 Rev. 05/04.)

                                                                      V5921 3/05

                      SUPPLEMENT DATED MARCH 7, 2005 TO THE
                        PROSPECTUS DATED MAY 1, 2004, THE
                        SUPPLEMENT DATED OCTOBER 1, 2004
                            AND THE PROSPECTUS DATED
                          MAY 1, 2004, AS SUPPLEMENTED
                                DECEMBER 22, 2004

             JNL(R) VARIABLE FUND LLC AND JNLNY VARIABLE FUND I LLC

Please delete the chart entitled "HYPOTHETICAL COMPARISON OF TOTAL RETURN" in its entirety and replace with the following:

                     HYPOTHETICAL COMPARISON OF TOTAL RETURN

                                        Select
                             DowSM 10  Small-Cap   S&P 10    Global 15   JNL 5       VIP        S&P 500
                 25 Strategy Strategy  Strategy** Strategy   Strategy  Strategy**  Strategy**    Index


1985                 43.69%    30.49%     35.38%   51.65%     45.53%     41.35%           -%     31.58%
1986                 29.18     35.58      10.16    34.55      37.86      29.47        26.58      18.31
1987                 17.84     20.20      -1.78     4.20      40.42      16.18        17.33       5.11
1988                 36.77     26.55      26.79    20.36      23.29      26.75        15.77      16.65
1989                 22.20     27.07      24.13    45.86      15.42      26.94        34.49      31.54
1990                 -6.20     -7.77     -10.66     3.81      -0.43      -4.25        -1.55      -3.16
1991                 41.45     35.42      52.96    18.09      37.67      37.12        51.16      30.56
1992                 15.50      9.02      13.27    22.69      22.66      16.63         3.15       7.72
1993                 17.60     28.48      19.06    33.08      50.87      29.82        21.93      10.01
1994                  2.24      3.81      -2.31     5.30      -5.69       0.67         2.76       1.30
1995                 33.55     36.57      47.09    28.41      25.47      34.22        46.98      37.50
1996                 17.10     28.49      20.41    28.74      28.12      24.57        29.16      23.11
1997                 33.87     21.91      21.39    36.03      17.53      26.15        29.84      33.29
1998                 11.01     10.70      14.60    50.41       6.61      18.67        54.12      28.70
1999                  2.52      3.67      23.41    17.43      14.18      12.24        52.50      21.07
2000                  2.60      6.11      30.09   -19.00      12.27       6.41         1.67      -9.18
2001                  8.88     -4.79       4.43   -17.31      -6.88      -3.13        -8.12     -11.91
2002                 -9.65     -8.92     -10.01   -16.77      -6.78     -10.43       -11.96     -22.10
2003                 43.40     28.69      45.42    22.27      25.67      33.09        33.01      28.72
2004                 25.52      4.41      24.55    23.47      32.03      22.00        17.50      10.88

20 Year Annualized Return
1985 - 2004       18.37        15.82      18.12    17.76      19.57      18.30        20.23*     13.19




                  Russell      DJIA     FT 30     Hang Seng
                 2000 Index    Index    Index        Index


1985               31.07%     33.57%     55.20%     51.02%
1986                5.96      26.37      24.29      51.26
1987               -8.25       5.48      37.49      -8.08
1988               25.04      16.43       6.89      21.80
1989               15.77      31.87      22.74      10.21
1990              -19.75      -0.81      10.21      11.72
1991               46.00      24.48      15.17      48.03
1992               18.47       7.36      -2.01      32.40
1993               18.98      16.89      19.27     121.82
1994               -1.88       4.97       1.60     -29.08
1995               28.34      36.89      17.98      27.21
1996               16.46      29.10      20.02      37.71
1997               22.28      24.80      16.64     -17.78
1998               -2.53      18.20      12.58      -2.28
1999               21.17      26.92      14.61      74.11
2000               -2.87      -4.83     -16.66      -8.89
2001                2.49      -5.50     -23.64     -22.62
2002              -20.44     -14.79     -29.23     -15.65
2003               47.29      28.32      26.44      39.28
2004               18.33       5.31      20.63      17.03

20 Year Annualized Return
1985 - 2004        11.55      14.59      10.73      16.99


NOTE: The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the portfolios, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

(1) The 25 Strategy, the DowSM 10 Strategy, the Select Small-Cap Strategy, the S&P(R) 10 Strategy, the Global 15 Strategy, the JNL 5 Strategy and the VIP Strategy for any given period were selected by applying the respective strategy as of the close of the prior period. (2) The total return shown does not take into consideration any sales charges, commissions, expenses or taxes. Total return assumes that all dividends are reinvested and all returns are stated in terms of the United States dollar. Although each Strategy seeks to achieve a better performance than its respective Index as a whole, there can be no assurance that a Strategy will achieve a better performance.
*This number reflects a 19 year Annualized Return.
**In January 2005, the market capitalization and trading volume used during the stock selection process was revised for the Select Small Cap Strategy.

(To be used with VC3657 Rev. 05/04, VC3723 Rev. 05/04 and NV3784 05/04)

                                                                      V5922 3/05